Equity Instruments - Redeemable Convertible Preferred Stock, Narrative (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable convertible preferred stock, shares issued (in shares)	0	117,734,383
Redeemable convertible preferred stock, shares oustanding (in shares)	0	117,734,383	27,967,896
Number of shares issuable		147,876,672